Stockholders' Deficit	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Deficit

Note 8. Stockholders’ Deficit

Authorized Shares

The Company is authorized to issue up to 500,000 common shares having a par value of $0.01 per share.

Common Shares

On June 5, 2012, the Company issued 100,000 common shares, having a fair value of $1,000, to its majority stockholder in exchange for services rendered (See Note 11).

During the year ended December 31, 2012, $40,800 of the amount due to an entity owned 100% by the Company’s majority stockholder was reclassified to additional paid-in capital (See Notes 6 and 11).

On March 11, 2013, the Company issued 100,000 common shares, having a fair value of $1,000, to its majority stockholder in exchange for services rendered (See Note 11).

During the year ended December 31, 2013, $48,500 of the amount due to an entity owned 100% by the Company’s majority stockholder was reclassified to additional paid-in capital (See Notes 6 and 11).

Stock Warrants

A summary of the Company’s warrant activity during the years ended December 31, 2013 and 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	15,000	$40.00
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, December 31, 2012	15,000	$40.00
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(15,000)	40.00
Balance Outstanding, December 31, 2013	-	$-	-	$-

Exercisable, December 31, 2013	-	$-	-	$-